ACCRUED LIABILITIES AND OTHER PAYABLES (Tables)	12 Months Ended
Oct. 31, 2020
ACCRUED LIABILITIES AND OTHER PAYABLES
Summary of accrued liabilities and other payables

At October 31, 2020 and 2019, accrued liabilities and other payables consisted of the following:

	October 31, 2020	October 31, 2019
Accrued professional service fees	$155,356	$98,772
Accrued payroll liability	129,711	72,570
Other	25,038	15,732
	$310,105	$187,074